Schedule of Investments(a)
September 30, 2019
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–96.75%
Aerospace & Defense–2.58%
Textron, Inc.	156,121	$7,643,684
Apparel, Accessories & Luxury Goods–2.01%
Tapestry, Inc.	228,894	5,962,689
Automotive Retail–2.01%
Advance Auto Parts, Inc.	35,968	5,949,107
Biotechnology–1.23%
Myriad Genetics, Inc.(b)	127,823	3,659,572
Building Products–2.65%
Johnson Controls International PLC	179,109	7,861,094
Communications Equipment–3.60%
Ciena Corp.(b)	194,076	7,613,602
Plantronics, Inc.	81,514	3,042,102
		10,655,704
Consumer Finance–1.89%
Santander Consumer USA Holdings, Inc.	219,439	5,597,889
Copper–1.46%
Freeport-McMoRan, Inc.	450,765	4,313,821
Distributors–2.10%
LKQ Corp.(b)	198,096	6,230,119
Diversified Chemicals–1.73%
Eastman Chemical Co.	69,448	5,127,346
Diversified REITs–2.70%
Liberty Property Trust	155,812	7,997,830
Electric Utilities–6.06%
Edison International	69,793	5,263,788
Evergy, Inc.	100,637	6,698,399
FirstEnergy Corp.	124,483	6,003,815
		17,966,002
Electronic Equipment & Instruments–2.77%
Keysight Technologies, Inc.(b)	84,326	8,200,703
Food Distributors–1.05%
Performance Food Group Co.(b)	67,395	3,100,844
Food Retail–2.55%
Kroger Co. (The)	292,995	7,553,411
Health Care Facilities–2.72%
Encompass Health Corp.	127,214	8,050,102
Shares		Value
Health Care Services–1.80%
DaVita, Inc.(b)	93,704	$5,347,687
Hotels, Resorts & Cruise Lines–6.42%
Norwegian Cruise Line Holdings Ltd.(b)	134,824	6,979,839
Royal Caribbean Cruises Ltd.	56,779	6,150,869
Wyndham Hotels & Resorts, Inc.	113,737	5,884,752
		19,015,460
Industrial Machinery–1.70%
Kennametal, Inc.	163,583	5,028,541
Insurance Brokers–6.07%
Arthur J. Gallagher & Co.	101,086	9,054,273
Willis Towers Watson PLC	46,293	8,933,160
		17,987,433
Interactive Home Entertainment–1.67%
Take-Two Interactive Software, Inc.(b)	39,467	4,946,794
Investment Banking & Brokerage–1.84%
Stifel Financial Corp.	95,027	5,452,649
IT Consulting & Other Services–1.03%
DXC Technology Co.	103,651	3,057,705
Life & Health Insurance–1.76%
Athene Holding Ltd., Class A(b)	123,894	5,210,982
Managed Health Care–2.52%
Centene Corp.(b)	172,616	7,467,368
Marine–2.26%
Kirby Corp.(b)	81,481	6,694,479
Office REITs–2.36%
Hudson Pacific Properties, Inc.	209,235	7,001,003
Oil & Gas Equipment & Services–1.52%
TechnipFMC PLC (United Kingdom)	186,234	4,495,689
Oil & Gas Exploration & Production–4.62%
Devon Energy Corp.	175,375	4,219,522
Marathon Oil Corp.	372,228	4,567,238
Noble Energy, Inc.	218,747	4,913,058
		13,699,818
Other Diversified Financial Services–2.09%
Voya Financial, Inc.	113,848	6,197,885
Regional Banks–9.05%
Comerica, Inc.	70,131	4,627,945
KeyCorp	363,515	6,485,107
TCF Financial Corp.	140,866	5,362,769
Wintrust Financial Corp.	82,865	5,355,565

See accompanying notes which are an integral part of this schedule.
Invesco V.I. American Value Fund

Shares		Value
Regional Banks–(continued)
Zions Bancorp. N.A.	112,080	$4,989,801
		26,821,187
Semiconductor Equipment–2.70%
KLA-Tencor Corp.	50,225	8,008,376
Specialized REITs–2.20%
Life Storage, Inc.	61,980	6,533,312
Specialty Chemicals–2.39%
W.R. Grace & Co.	106,155	7,086,908
Systems Software–0.98%
Teradata Corp.(b)	93,199	2,889,169
Trucking–2.66%
Knight-Swift Transportation Holdings, Inc.	216,906	7,873,688
Total Common Stocks & Other Equity Interests (Cost $248,687,806)		286,686,050
Shares		Value
Money Market Funds–3.04%
Invesco Government & Agency Portfolio, Institutional Class, 1.83%(c)	3,154,256	$3,154,256
Invesco Liquid Assets Portfolio, Institutional Class, 1.98%(c)	2,252,938	2,253,614
Invesco Treasury Portfolio, Institutional Class, 1.79%(c)	3,604,863	3,604,863
Total Money Market Funds (Cost $9,012,682)		9,012,733
TOTAL INVESTMENTS IN SECURITIES–99.79% (Cost $257,700,488)		295,698,783
OTHER ASSETS LESS LIABILITIES—0.21%		621,196
NET ASSETS–100.00%		$296,319,979
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2019.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. American Value Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2019
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of September 30, 2019, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco V.I. American Value Fund